Financial risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ 6,515	$ (8,340)	$ 5,487
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(2,070)	(3,124)	(3,646)
Recognized In Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(2,091)	(3,166)	(3,657)
Cross Currency Swap C D I X Dollar [Member] | Foreign Exchange Rate Risk [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	65	(96)	81
Cash Flow Hedge On Exports [Member] | Foreign Exchange Rate Risk [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(2,141)	(2,992)	(3,763)
Swap I P C A X C D I [Member] | Interest rate risk [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(15)	(78)	25
Commodity Derivatives [Member] | Other Commodity Derivative Transactions [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ 21	$ 42	$ 11